SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 6)	3 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($) Item	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 RMB CNY	Dec. 31, 2011 RMB CNY
Foreign currency
Cash and cash equivalents	$ 379,039,116	$ 93,283,283	$ 379,039,116	$ 290,701,669	$ 106,807,945	421,256,247	1,815,422,496
Cash and cash equivalents, functional currency equivalent of foreign currency denominated amount	288,440,808	67,616,261	288,440,808
Restricted cash	58,334,770	174,828,196	58,334,770			1,004,827,282	360,623,203
Restricted cash, functional currency equivalent of foreign currency denominated amount	57,297,257	161,285,832	57,297,257
Derivative financial instruments
Period of forecasted transactions hedged by using foreign currency forward exchange contracts				P2Y
Loss from change in fair value of derivatives qualified for cash flow hedge accounting, reported in accumulated other comprehensive income			1,236,306	797,091
Accumulated other comprehensive income reclassified into revenue			1,164,711	83,594
Accumulated other comprehensive income reclassified into net gain (loss) on derivatives	785,092
Net (gains) losses on derivative instruments from foreign currency forward exchange contracts		53,945	15,296,530	(6,268,072)
Notional amount of outstanding foreign currency forward exchange contracts		153,302,000
Number of foreign exchange contracts that qualified for hedge accounting		0
Derivative assets	880,917	660,463	880,917
Non-current derivative assets	27,283	0	27,283
Derivative liabilities	218,106	975,053	218,106
Non-current derivative liabilities	$ 181,686	$ 0	$ 181,686